Financial instruments - Disclosure of detailed information about sensitivity fair values of financial liabilities underlying discount rate (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Change in fair value 1% increase to discount rate [Member]
Disclosure of detailed information about financial instruments [line items]
Change in fair value of contingent consideration due to increase in interest rate	$ (612)
Change in fair value of Nkran royalty due to increase in interest rate	(218)
Change in fair value 1% decrease to discount rate [Member]
Disclosure of detailed information about financial instruments [line items]
Change in fair value of contingent consideration due to decrease in interest rate	641
Change in fair value of Nkran royalty due to decrease in interest rate	$ 229